SUBSEQUENT EVENTS (Details) - Subsequent event - RUB (₽) ₽ in Millions, shares in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023
Subsequent events
Share-based compensation expense		₽ 6,484
RSUs
Subsequent events
Equity exchanged for cash bonus	2.7